REVENUE INFORMATION - Changes in the Contract Liabilities Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Change in Contract with Customer, Liability [Abstract]
Balance at the beginning of the period	¥ 177,376		¥ 121,748	¥ 83,443
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(74,907)		(81,807)	(84,100)
Increase due to cash received, excluding amount recognised as revenue during the year	183,467		137,435	122,405
Balance at the end of the period	¥ 285,936	$ 44,870	¥ 177,376	¥ 121,748